Loans and borrowings	6 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Loans and borrowings	Loans and borrowings

(EUR thousand)
	As of September 30	As of March 31
Interest-bearing loans and borrowings from credit institutions	2024	2024
Long-term financing - Term loan facility	610,000	610,000
Capitalized financing fees - Term loan facility	(23,542)	(23,849)
Gain on terms modification - Term loan facility	(27,202)	—
Other bank loans	2,326	2,716
Total	561,582	588,867
Short-term portion	980	889
Long-term portion	560,602	587,978
Total	561,582	588,867
On June 5, 2024 the Group successfully completed the repricing of its 7-year term loan facility, by reducing the interest rate margin applicable to the Group by 100 basis points, as detailed below:

Net Leverage Ratio	Modified Margin	Original Margin
> 3.30x	4.00%	5.00%
≤ 3.30x > 2.80x	3.75%	4.75%
≤ 2.80x	3.50%	4.50%
All the other terms and conditions remained unchanged.
As a result of the term loan modification, the carrying value of the liability was reduced by -EUR27.2 million with a corresponding gain recognized in the income statement.
In addition, and in relation to the terms modification, the Group incurred EUR1.6 million of transaction costs recorded in the statement of financial position as debt costs. These are considered incremental and directly attributable costs incurred to modify the term loan and depreciated over the life of the loan.